UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
CAPITAL PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2008

Legg Mason Partners Variable Capital Portfolio

Schedule of Investments (unaudited)	September 30, 2008

Shares	Security	Value

COMMON STOCKS — 92.6%
CONSUMER DISCRETIONARY — 11.5%
Hotels, Restaurants & Leisure — 0.5%
19,500	Ctrip.com International Ltd., ADR	$752,895

Leisure Equipment & Products — 1.4%
1,125,000	Li Ning Co., Ltd.	1,971,953

Media — 5.3%
235,000	Lions Gate Entertainment Corp. *	2,138,500
150,000	Warner Music Group Corp.	1,140,000
555,000	WPP Group PLC	4,507,247

	Total Media	7,785,747

Specialty Retail — 4.3%
220,000	American Eagle Outfitters Inc.	3,355,000
50,000	Sherwin-Williams Co.	2,858,000

	Total Specialty Retail	6,213,000

	TOTAL CONSUMER DISCRETIONARY	16,723,595

ENERGY — 12.4%
Energy Equipment & Services — 6.1%
35,000	Diamond Offshore Drilling Inc.	3,607,100
280,000	ION Geophysical Corp. *	3,973,200
50,000	Weatherford International Ltd. *	1,257,000

	Total Energy Equipment & Services	8,837,300

Oil, Gas & Consumable Fuels — 6.3%
60,000	Comstock Resources Inc. *	3,003,000
140,000	El Paso Corp.	1,786,400
91,000	Newfield Exploration Co. *	2,911,090
79,000	SandRidge Energy Inc. *	1,548,400

	Total Oil, Gas & Consumable Fuels	9,248,890

	TOTAL ENERGY	18,086,190

FINANCIALS — 10.6%
Capital Markets — 2.6%
181,000	Invesco Ltd.	3,797,380

Diversified Financial Services — 4.5%
140,000	JPMorgan Chase & Co.	6,538,000

Insurance — 2.3%
75,000	Travelers Cos. Inc.	3,390,000

Thrifts & Mortgage Finance — 1.2%
90,000	People’s United Financial Inc.	1,732,500

	TOTAL FINANCIALS	15,457,880

HEALTH CARE — 7.0%
Health Care Providers & Services — 1.5%
40,000	Pediatrix Medical Group Inc. *	2,156,800

Pharmaceuticals — 5.5%
23,000	Roche Holding AG	3,589,231
95,000	Shire Ltd., ADR	4,536,250

	Total Pharmaceuticals	8,125,481

	TOTAL HEALTH CARE	10,282,281

INDUSTRIALS — 19.9%
Aerospace & Defense — 2.6%
38,000	L-3 Communications Holdings Inc.	3,736,160

Construction & Engineering — 4.5%
128,000	Quanta Services Inc. *	3,457,280
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Construction & Engineering — 4.5% (continued)
100,000	Shaw Group Inc. *	$3,073,000

	Total Construction & Engineering	6,530,280

Electrical Equipment — 2.0%
75,000	Thomas & Betts Corp. *	2,930,250

Industrial Conglomerates — 9.7%
320,000	General Electric Co.	8,160,000
65,000	McDermott International Inc. *	1,660,750
125,000	Tyco International Ltd.	4,377,500

	Total Industrial Conglomerates	14,198,250

Professional Services — 1.1%
110,000	Monster Worldwide Inc. *	1,640,100

	TOTAL INDUSTRIALS	29,035,040

INFORMATION TECHNOLOGY — 31.2%
Communications Equipment — 8.4%
425,000	Cisco Systems Inc. *	9,588,000
285,000	Comverse Technology Inc. *	2,727,450

	Total Communications Equipment	12,315,450

Computers & Peripherals — 6.5%
225,000	EMC Corp. *	2,691,000
17,000	International Business Machines Corp.	1,988,320
165,000	NetApp Inc. *	3,007,950
315,000	Palm Inc.	1,880,550

	Total Computers & Peripherals	9,567,820

Internet Software & Services — 1.8%
100,000	VeriSign Inc. *	2,608,000

IT Services — 4.9%
190,000	Accenture Ltd., Class A Shares	7,220,000

Semiconductors & Semiconductor Equipment — 4.3%
500,000	LSI Corp. *	2,680,000
165,000	Texas Instruments Inc.	3,547,500

	Total Semiconductors & Semiconductor Equipment	6,227,500

Software — 5.3%
92,000	Blackboard Inc. *	3,706,680
175,000	Check Point Software Technologies Ltd. *	3,979,500

	Total Software	7,686,180

	TOTAL INFORMATION TECHNOLOGY	45,624,950

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $165,496,030)	135,209,936

See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2008

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 7.4%
Repurchase Agreement — 7.4%
$10,899,000	State Street Bank & Trust Co., dated 9/30/08, 0.050% due 10/1/08; Proceeds at maturity - $10,899,015; (Fully collateralized by U.S. Treasury Bills, 0.000% due 2/19/09; Market value - $11,120,340) (Cost — $10,899,000)	$10,899,000

	TOTAL INVESTMENTS — 100.0% (Cost — $176,395,030#)	146,108,936
	Liabilities in Excess of Other Assets — 0.0%	(72,202)

	TOTAL NET ASSETS — 100.0%	$146,036,734

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Capital Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies or through eligible pension or qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(b) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
	September 30,	Quoted Prices	Observable Inputs	Inputs
	2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$146,108,936	$135,209,936	$10,899,000	—
3. Investments

Notes to Schedule of Investments (unaudited) (continued)
At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,569,362
Gross unrealized depreciation	(32,855,456)

Net unrealized depreciation	$(30,286,094)

4. Recent Accounting Pronouncements
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 25, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: November 25, 2008